Exhibit 99.1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

LoanCore Capital Credit REIT LLC (the “Company”)
J.P. Morgan Securities LLC
Goldman Sachs & Co. LLC
Morgan Stanley & Co. LLC
Wells Fargo Securities, LLC
Deutsche Bank Securities Inc.

Jefferies LLC

(together with the Company, the “Specified Parties”)

Re: LoanCore 2021-CRE4 Issuer Ltd.– Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company contained in an electronic data file entitled “LNCR 2021-CRE4 – Accounting Tape.xlsx” provided to us on January 20, 2021 (the “Data File”) containing information on 16 mortgage assets (the “Mortgage Assets”) and the related 22 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to LoanCore 2021-CRE4 Issuer Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in January 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.158630% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.
•	The term “Provided Information” means the Data File, Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the Provided Information and information provided to us by the Company, without verification or evaluation of such Provided Information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Provided Information or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Provided Information, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
January 20, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report, Engineering Report
Property State	Appraisal Report, Engineering Report
Property Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report
Property County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No. of Units	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll, Appraisal Report
Occupancy %	Underwriting Summary
Occupancy Source Date	Underwriting Summary
Loan Purpose	Settlement Statement
Borrower Name	Promissory Note, Loan Agreement
Related Borrower	Loan Agreement, Guaranty Agreement
Note Date	Promissory Note, Loan Agreement
First Payment Date	Loan Agreement
Payment Day	Loan Agreement
Interest Accrual Period Start Day	Loan Agreement
Interest Accrual Period End Day	Loan Agreement
Cut-Off Date	Provided by the Company
Mortgage Loan Balance	Promissory Note, Loan Agreement

ATTACHMENT A

Attribute	Source Document
Initial Funded Amount ($)	Loan Agreement
Initial Future Funding Trigger / Requirements	Loan Agreement
Mortgage Loan Cut-off Date Balance	Loan Balance Support File
Mortgage Asset Cut-off Date Balance ($)	Provided by the Company
Funded Companion Participation Cut-off Date Balance	Provided by the Company
Permitted Funded Companion Participations	Provided by the Company
Maturity Date (Current)	Loan Agreement
Extension Options	Loan Agreement
Extension Options Description	Loan Agreement
Extension Options Requirements	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Floor	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Period (Months)	Loan Agreement
Second Extension Floor	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Period (Months)	Loan Agreement
Third Extension Floor	Loan Agreement
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Mortgage Loan Spread %	Loan Agreement
LIBOR rounding methodology	Loan Agreement

ATTACHMENT A

Attribute	Source Document
Lookback Period	Loan Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement, Loan Agreement
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	Interest Rate Cap Agreement, Loan Agreement
Interest Accrual Basis	Loan Agreement
Interest Rate Change	Loan Agreement
First Extension Spread	Loan Agreement
Second Extension Spread	Loan Agreement
Third Extension Spread	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Spread Maintenance End Date	Loan Agreement
Prepayment Provision	Loan Agreement
Remaining Prepayment Provision	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement
IO Number of Months	Loan Agreement
Amort Number of Months	Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report

ATTACHMENT A

Attribute	Source Document
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Stabilized Value Used For As-Is LTV (Y/N)	Provided by the Company
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Exit Constant	Provided by the Company
Third Most Recent As Of Date	Underwriting Summary
Third Most Recent Actual Revenues	Underwriting Summary
Third Most Recent Actual Expenses	Underwriting Summary
Third Most Recent Actual NOI	Underwriting Summary
Third Most Recent Actual NCF	Underwriting Summary
Second Most Recent As Of Date	Underwriting Summary
Second Most Recent Actual Revenues	Underwriting Summary
Second Most Recent Actual Expenses	Underwriting Summary
Second Most Recent Actual NOI	Underwriting Summary
Second Most Recent Actual NCF	Underwriting Summary
Most Recent As Of Date	Underwriting Summary
Most Recent Actual Revenues	Underwriting Summary
Most Recent Actual Expenses	Underwriting Summary
Most Recent Actual NOI	Underwriting Summary
Most Recent Actual NCF	Underwriting Summary
Underwritten Occupancy %	Underwriting Summary
Underwritten Revenues	Underwriting Summary
Underwritten Expenses	Underwriting Summary
Underwritten NOI	Underwriting Summary
Underwritten Reserves	Underwriting Summary

ATTACHMENT A

Attribute	Source Document
Underwritten NCF	Underwriting Summary
Underwritten Stabilized Occupancy %	Underwriting Summary
Underwritten Stabilized Revenues	Underwriting Summary
Underwritten Stabilized Expenses	Underwriting Summary
Underwritten Stabilized NOI	Underwriting Summary
Underwritten Stabilized Reserves	Underwriting Summary
Underwritten Stabilized NCF	Underwriting Summary
Appraisal Stabilized Occupancy %	Underwriting Summary
Appraisal Stabilized Revenues	Underwriting Summary
Appraisal Stabilized Expenses	Underwriting Summary
Appraisal Stabilized NOI	Underwriting Summary
Appraisal Stabilized Reserves	Underwriting Summary
Appraisal Stabilized NCF	Underwriting Summary
Loan Cross Portfolio Name	Loan Agreement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement, Loan Agreement
Recourse Provisions	Guaranty Agreement, Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease, Ground Lease Estoppel
Ground Lease Expiration Date with Extension	Ground Lease, Ground Lease Estoppel
Type of Lockbox	Loan Agreement, Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement, Cash Management Agreement

ATTACHMENT A

Attribute	Source Document
Lockbox Trigger Event	Loan Agreement, Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Environmental Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)	Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Cut-off Date)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Monthly TI/LC Reserve ($)	Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement
Initial Capital Improvement Reserve	Loan Agreement, Settlement Statement
Cut-off Capital Improvement Reserve	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Capital Improvement Reserve (Monthly)	Loan Agreement, Settlement Statement
Cut-off Other Reserve 1 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 1 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement

ATTACHMENT A

Attribute	Source Document
Cut-off Other Reserve 2 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 2 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement
Cut-off Other Reserve 3 ($)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement
Other Escrow 3 (Monthly)	Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 3 Description	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Certificate of Insurance
Single-Tenant (Y/N)	Underwriting Summary, Leasing Activity Report
Property Manager	Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement, Tenancy in Common Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Loan Agreement
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Largest Tenant Name	Underwriting Summary
Largest Tenant SqFt	Underwriting Summary

ATTACHMENT A

Attribute	Source Document
Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
2nd Largest Tenant Name	Underwriting Summary
2nd Largest Tenant SqFt	Underwriting Summary
2nd Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
3rd Largest Tenant Name	Underwriting Summary
3rd Largest Tenant SqFt	Underwriting Summary
3rd Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
4th Largest Tenant Name	Underwriting Summary
4th Largest Tenant Sqft	Underwriting Summary
4th Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
5th Largest Tenant Name	Underwriting Summary
5th Largest Tenant Sqft	Underwriting Summary
5th Largest Tenant Exp Date	Underwriting Summary, Borrower Rent Roll, Tenant Extension Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Balance Support File
Subordinate Debt/Mezz Loan Spread %	Mezzanine Loan Agreement
Permitted Future Debt (Y/N)	Loan Agreement
Permitted Future Debt Type	Loan Agreement
Comments	Provided by the Company
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
Mortgage Asset Control/Non-Control	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Asset Annual Debt Service Payment	Mortgage Asset Cut-off Date Balance ($) multiplied by Mortgage Loan Rate % multiplied by Interest Accrual Basis
Mortgage Asset Annual Debt Service Payment (Cap)	Mortgage Asset Cut-off Date Balance ($) multiplied by Mortgage Loan Rate Cap multiplied by Interest Accrual Basis
Initial Future Funding Amount ($)	Mortgage Loan Balance minus Initial Funded Amount ($)
Remaining Future Funding Cut-off Date Balance	Mortgage Loan Balance minus Mortgage Loan Cut- off Date Balance
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the sum of all Mortgage Asset Cut-off Date Balance ($) at loan level.
Permitted Future Funding Participations	Equals Remaining Future Funding Cut-off Date Balance
Mortgage Loan Balloon Payment ($)	Equals Mortgage Loan Balance
Mortgage Asset Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance divided by No. of Units
Mortgage Loan Balance / Unit ($)	Mortgage Loan Balance divided by No. of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No. of Units
Loan Term (Current)	Number of payments between and including the First Payment Date and the Maturity Date (Current)
Cut-off Date Loan Term (Remaining)	Loan Term (Current) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date

ATTACHMENT B

Attribute	Calculation Methodology
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Loan Rate Floor	Mortgage Loan Spread % plus LIBOR Floor %
Mortgage Loan Rate Cap	Mortgage Loan Spread % plus LIBOR Cap Strike Price %
Mortgage Loan Rate %	The greater of Assumed LIBOR rounded according to the applicable Rounding Methodology and LIBOR Floor %, plus Mortgage Loan Spread %
First Extension Spread Step Up	First Extension Spread minus Mortgage Loan Spread %
Second Extension Spread Step Up	Second Extension Spread minus First Extension Spread
Third Extension Spread Step Up	Third Extension Spread minus Second Extension Spread
Appraisal Anticipated Months to Stabilization	Number of months between and including Appraisal Valuation Date and Appraisal Anticipated Stabilization Date
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	For all loans which have ‘Yes’ marked in Stabilized Value Used For As-Is LTV (Y/N), Mortgage Loan Cut-off Date Balance divided by Stabilized Appraised Value. For all loans which have ‘No’ marked for Stabilized Value Used For As-Is LTV (Y/N), Mortgage Loan Cut-off Date Balance divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	For all loans which have ‘Yes’ marked in Stabilized Value Used For As-Is LTV (Y/N), Mortgage Loan Cut-off Date Balance minus Initial Capital Improvement Reserve divided by Stabilized Appraised Value. For all loans which have ‘No’ marked in Stabilized Value Used For As-Is LTV (Y/N), Mortgage Loan Cut-off Date Balance minus Initial Capital Improvement Reserve divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Mortgage Loan Balance divided by Stabilized Appraised Value

ATTACHMENT B

Attribute	Calculation Methodology
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Exit Loan Annual Interest	Exit Constant multiplied by Mortgage Loan Balloon Payment ($) multiplied by Interest Accrual Basis
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by the product of Mortgage Loan Cut-off Date Balance, Mortgage Loan Rate % and Interest Accrual Basis
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by the product of Mortgage Loan Cut-off Date Balance, Mortgage Loan Rate % and Interest Accrual Basis
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by the product of Mortgage Loan Cut-off Date Balance, Mortgage Loan Rate % and Interest Accrual Basis
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by the product of Mortgage Loan Cut-off Date Balance, Mortgage Loan Rate % and Interest Accrual Basis
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Mortgage Loan Balance, Exit Constant and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Mortgage Loan Balance, Exit Constant and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment ($)

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Mortgage Loan Balance, Exit Constant and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Mortgage Loan Balance, Exit Constant and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Cut-off Date Total Debt Balance	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) plus Mortgage Loan Cut-off Date Balance
Cut-off Date Total Debt As-Is LTV	For all loans which have ‘Yes’ marked in Stabilized Value Used For As-Is LTV (Y/N), Cut-off Date Total Debt Balance divided by Stabilized Appraised Value. For all loans which have ‘No’ marked in Stabilized Value Used For As-Is LTV (Y/N), Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)

The sum of Mortgage Loan Cut-off Date Balance multiplied by Mortgage Loan Rate % multiplied by Interest Accrual Basis and Cut-off Date Subordinate Debt/Mezz Loan Bal ($) multiplied by Subordinate Debt/Mezz Loan Spread % plus the higher of the LIBOR floor as defined in the Mezzanine Loan Agreement and the Assumed LIBOR rounded by the applicable Rounding Factor multiplied by Interest

Accrual Basis

Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s) or Recomputed Attribute(s):

C-1

ATTACHMENT C

Property Name (s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
One Whitehall	Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Horizon Sunnyvale	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Horizon Sunnyvale	Borrower Non Consolidation Opinion (Y/N)	Provided by the Company
Lumina Apartments	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
The Royal Worthington	Occupancy %	Provided by the Company
15000 Aviation	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
2221 Park Place	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
2221 Park Place	Borrower Non Consolidation Opinion (Y/N)	Provided by the Company
The Parking REIT Portfolio – Indianapolis City Park Garage	Largest Tenant Name	Source from the Parking Management Agreement
Parke Green	Partial Release and/or Partial Prepayment (Y/N); Partial Release and/or Prepayment Description	Provided by the Company
1404-1408 3rd Street Promenade	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company

C-2

ATTACHMENT C

Property Name (s)	Compared Attribute(s)	Company Instruction
455 Jefferson Street	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
60 Tenth Avenue	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company

C-3